Property, equipment and vehicles	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, equipment and vehicles

4. Property, equipment and vehicles

	Property	Equipment	Vehicles	Total

As shipped from China	-	29,800,000	-	29,800,000
Local additions	-	773,800	133,308	907,108
Write-off of equipment		(11,889,000)	-	(11,889,000)
Total	-	18,684,800	133,308	18,818,108
Less:
Depreciation for the year	-	(6,228,200)	(36,500)	(6,264,700)
Net book value, December 31, 2022	$-	12,456,600	96,808	12,553,408

The impairment provisions are in respect of certain electrical fittings which were deemed unsuitable and the write-down of the values of certain used equipment.